SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Operating Leases
Operating lease - right-of-use assets	$ 178,000	$ 3,926,000	$ 561,000
Current portion of operating leases	165,000	84,000	509,000
Operating lease liabilities, net of current portion	$ 4,136,000	$ 3,925,000	$ 88,000